Prepaid Expenses and Other Current Assets	12 Months Ended
Sep. 30, 2025
Prepaid Expenses and Other Current Assets [Abstarct]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

9. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of September 30,
	2024	2025
Receivable from third parties (1)	$270,035	$7,569,341
Prepaid expenses	61,440	71,317
Security deposits	35,197	34,696
Deductible input VAT	255,246	450
Others	20,152	49,250
Prepaid expenses and other current assets	$642,070	$7,725,054

(1)	Receivables from third parties primarily consisted of the following as of September 30, 2025:

i.	Refunds of prepayment for purchase of battery packs: as of September 30, 2025, an amount of $5,309,710 previously prepaid to a supplier in connection with battery purchase was then negotiated to be repaid in instalments between the Group and the supplier. The Group further entered into an offset agreement with the supplier on October 20, 2025, under which the Group agreed to accept three patent rights from the supplier to settle the respective creditor’s rights and debtor’s obligations. The patent rights were transferred to the Group in November 2025.

ii.	A loan provided to a third party, with an annual interest rate of 4% and a maturity date of June 22, 2026, and accrued interest receivables.